UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC
Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   David Drinkwater
Title:  Chief Compliance Officer
Phone:  212-588-6200


Signature, Place, and Date of Signing

/s/David Drinkwater              New York, New York          February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $364,635
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.     028-13324                    Manikay Master Fund, LP




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


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2        COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                             TITLE OF                      VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP      (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
ALCON INC                     COM SHS          H01301102   16,435     100,000 SH         DEFINED      1         100,000
ALCON INC                     COM SHS          H01301102   16,435     100,000 SH  CALL   DEFINED      1         100,000
BANK OF AMERICA CORPORATION   UNIT 99/99/9999  060505419   14,920   1,000,000 SH         DEFINED      1       1,000,000
BURLINGTON NORTHN SANTA FE C  COM              12189T104   24,162     245,000 SH         DEFINED      1         245,000
CADBURY PLC                   SPONS ADR        12721E102    7,709     150,000 SH         DEFINED      1         150,000
CARNIVAL CORP                 PAIRED CTF       143658300    6,789     214,235 SH         DEFINED      1         214,235
CITIGROUP INC                 COM              172967101   33,100  10,000,000 SH         DEFINED      1      10,000,000
CITIGROUP INC                 COM              172967101   33,100  10,000,000 SH  PUT    DEFINED      1      10,000,000
COCA COLA CO                  COM              191216100   17,100     300,000 SH         DEFINED      1         300,000
COLGATE PALMOLIVE CO          COM              194162103   16,430     200,000 SH         DEFINED      1         200,000
COMCAST CORP NEW              CL A SPL         20030N200    9,502     593,482 SH         DEFINED      1         593,482
IMS HEALTH INC                COM              449934108   16,322     775,000 SH         DEFINED      1         775,000
IMS HEALTH INC                COM              449934108    4,212     200,000 SH  PUT    DEFINED      1         200,000
JOHNSON & JOHNSON             COM              478160104   24,154     375,000 SH         DEFINED      1         375,000
LEGG MASON INC                COM              524901105   16,588     550,000 SH         DEFINED      1         550,000
LOEWS CORP                    COM              540424108   18,175     500,000 SH         DEFINED      1         500,000
MEAD JOHNSON NUTRITION CO     COM CL A         582839106   17,480     400,000 SH         DEFINED      1         400,000
PFIZER INC                    COM              717081103   20,451   1,124,300 SH         DEFINED      1       1,124,300
SEAHAWK DRILLING INC          COM              81201R107    7,551     335,000 SH         DEFINED      1         335,000
SUN MICROSYSTEMS INC          COM NEW          866810203   17,100   1,825,000 SH         DEFINED      1       1,825,000
SUN MICROSYSTEMS INC          COM NEW          866810203    7,238     772,500 SH  PUT    DEFINED      1         772,500
VERISK ANALYTICS INC          CL A             92345Y106   19,682     650,000 SH         DEFINED      1         650,000




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